Other Financial Expenses, Net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Financing fees	$ 10.7
Loss on forward contracts	$ 0.0	$ 0.0	$ 26.6
Proceeds from sale of other investments			3.0
Gain on sale of other investments			1.5
Forward Contracts
Debt Instrument [Line Items]
Loss on forward contracts			$ 91.0
Settlement of forward contract, number of shares obtained (in shares)			4,200,000
Payment for settlement of forward contract, cash component			$ 92.5
Payment for settlement of forward contract, restricted cash component			$ 91.2